Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Current income tax expense (benefit)	$ 4,374	$ (4,399)	$ (15,748)
Total income tax expense (benefit)	3,117	(8,032)	(21,674)
Income tax expense (benefit), continuing	2,874	(8,084)	(22,332)
Income tax expense (benefit), discontinued operations	243	52	658
State net operating loss carryforwards	53,854
Income taxes payable	2,989	2,939
Income taxes paid	4,535	244	2,049
Income tax refunds received	206	16,399	24,782
Valuation allowance	1,919	1,946	1,418	50
Reduction of tax indemnification asset	870	278	(2,120)
Tax and interest expense, tax audits	2,859	2,923
Unrecognized tax benefits, penalties and interest expense	64	73	213
Penalties and interest expense	248	180
Income tax expense at statutory rate	35.00%	35.00%	35.00%
Lapse of applicable statute of limitations [Member]
Income Tax Contingency [Line Items]
Current income tax expense (benefit)		347
Wolseley indemnity asset [Member]
Income Tax Contingency [Line Items]
Reduction of tax indemnification asset		$ 347
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032